Credit Concentration	12 Months Ended
Dec. 31, 2011
Credit Concentration [Abstract]
CREDIT CONCENTRATION
CREDIT CONCENTRATION
Our customers fall into four categories: (i) semiconductor device and solar cell and module manufacturers; (ii) commercial customers, which principally include private equity firms, large, national retail chains and real estate property management firms; (iii) federal, state and municipal governments; (iv) financial institutions and insurance companies; and (v) utilities. Our customers are located in various geographic regions, including North America, Europe and the Asia Pacific region, are generally well capitalized, and the concentration of credit risk is considered minimal. For our solar energy systems, we typically collect the full sales proceeds upon final close and transfer of the system. Sales to any specific customer did not exceed 10% of consolidated net sales for the year ended December 31, 2011.